Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Altrius Global Dividend ETF | Altrius Global Dividend ETF Class
Prospectus [Line Items]
Annual Return [Percent]	2.75%	13.99%